ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Salaries, commissions and welfare payable		104,996	146,307
Taxes payable		43,198	46,045
Royalty fees payable		855	718
Third party deposits		8,023	13,047
Professional fees payable		5,723	6,584
Property refinancing loan payable		239,572	86,210
Other current liabilities		27,009	29,123
Total	$ 69,201	429,376	328,034